Derivative Liability	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Derivative liability [Abstract]
Derivative liability
6	Derivative liability

The Company has issued common stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated condensed statement of loss and comprehensive loss.

Investor Warrants

In connection with the Reverse Acquisition (note 1), during the quarter ended March 31, 2013 the Company issued units consisting of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment in the event that the Company issues common stock at a price lower than the exercise price, subject to certain exceptions. As a result of the financing completed by the Company during the current quarter (note 6) the exercise price of the Investor Warrants was reduced from $0.80 to $0.786. As a result of the price being reduced, the Company has recognized a loss of $8,098.

During the three months ended September 30, 2014 the Company concluded a tender offer whereby the holders of the Investor Warrants had the opportunity to exercise their warrants at an exercise price of $0.65. Under the tender offer, a total of 762,227 warrants were exercised for net proceeds of $470,676 after payment by the Company of a 5% warrant agent fee of $24,772. In addition, during the three months ended September 30, 2014, 87,500 warrants were exercised for 87,500 shares of common stock at an exercise price of $0.65 per warrant. The Company received proceeds of $56,875 from these exercises. As a result of all of the warrant exercises, the Company received net proceeds of $527,551 from the exercise of 849,727 warrants. The warrants that have been exercised were revalued at their exercise date and then the reclassification to equity was recorded.

The 4,372,863 Investor Warrants outstanding at September 30, 2015 all have an exercise price of $0.786 and have been re-valued at September 30, 2015 using the adjusted exercise price of $0.786 and using a probability valuation model using the following assumptions: dividend rate - 0%, volatility – 84.1%, risk free rate – 0.85% and a term of approximately 2.25 years.

Placement Agent Warrants

Also in connection with the reverse acquisition (note 1), on March 6, 2013 the Company issued 5,250,000 warrants (the “Placement Agent Warrants”) that are exercisable at $0.80 per share until March 6, 2018 but can be exercised on a cashless basis. The exercise price of the Placement Agent Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. As a result of the financing completed by the Company during the current quarter (note 6) the exercise price of the Placement Agent Warrants was reduced from $0.80 to $0.786. As a result of the price being reduced, the Company has recognized a loss of $13,467.

The 5,050,000 Placement Agent Warrants outstanding at September 30, 2015 all have an exercise price of $0.786 and have been re-valued at September 30, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility – 84.1%, risk free rate – 0.85% and a term of approximately 2.25 years.

2015 Agent Warrants

As part of the Company’s financing completed during the quarter ended September 30, 2015 (note 7), the Company issued 93,908 warrants to certain placement agents (“2015 Agent Warrants”). The 2015 Agent Warrants are exercisable at a per share price equal to $0.75 during the five-year period commencing six months from the effective date of the Offering, which period shall not extend further than five years from the effective date of the Offering. Therefore, all 2015 Agent Warrants expire on July 15, 2020.

The 93,908 2015 Agent Warrants outstanding at September 30, 2015 have been re-valued at September 30, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility – 80.6%, risk free rate – 1.35% and a term of approximately 5.0 years.

Warrants issued for services

The Company has issued 300,000 warrants for services. The warrants were issued on September 12, 2013 and are exercisable on a cashless basis at an exercise price of $1.76 for five years. The warrants have been measured at September 30, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility – 84.2%, risk free rate – 0.97% and a term of approximately 3.0 years.

	September 30, 2015 $	June 30, 2015 $
		(as restated)
Opening balance	2,364,381	5,111,007

Issuance of 2015 Agent Warrants	29,594	-
Change in fair value of warrants	539,446	(627,433)
Change in fair value due to change in warrant terms	21,565	(23,658)
Reclassification to equity upon amendment of warrants	-	(975,278)
Reclassification to equity upon exchange of warrants	-	(728,835)
Reclassification to equity upon exercise of warrants	-	(391,422)

Closing balance	2,954,986	2,364,381

7	Derivative liability

The Company has issued common stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated statement of operations and comprehensive loss.

CA$0.50 Unit Warrants

During the years ended December 31, 2012 and 2011 the Company issued a total of 5,410,000 units for services, settlement of accounts payable, and cash proceeds for an aggregate of $2,671,923 (CA$2,705,000). The proceeds from the issuance of 3,000,000 of these units were held in escrow pursuant to an exclusive option investment agreement with a strategic investor. Subsequently, the Company elected to allow the option to expire and the related units were cancelled and the funds returned from escrow to the subscriber in order for the Company to retain control over certain intellectual property and commercial rights.

During the year ended June 30, 2014, 241,000 of these warrants were exercised for no additional consideration for 241,000 shares of common stock with $259,315 of the derivative liability being reclassified to equity. The warrants that have been exercised were revalued at their exercise date and then the reclassification to equity was recorded. On January 25, 2014, the remaining 2,169,000 of these warrants expired.

Investor Warrants

In connection with the Reverse Acquisition (note 1), on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, the Company entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which the Company issued an aggregate of 13,125,002 units at a purchase price of $0.80 per unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. The Investor Warrants are redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.60 per share with an average trading volume of 50,000 shares per day and (ii) the underlying shares of common stock are registered.

Investor warrant exercises

On June 6, 2014, pursuant to an Election to Exercise Warrants agreement, the Company reduced the Investor Warrant exercise price from $0.80 to $0.65 per share for warrants to purchase 3,652,211 shares of the Company’s common stock. In accordance with the agreements, the holders of the Investor Warrants exercised the Investor Warrants for cash at the foregoing reduced exercise price. The Company received net proceeds of $2,255,240 after paying a 5% warrant agent fee of $118,697. As a result, $984,484 of the derivative liability has been reclassified to equity.

In addition, during the year ended June 30, 2014, 277,313 warrants were exercised at $0.80 per warrant for 277,313 shares of common stock. The Company received proceeds of $221,850 from the exercise. As a result, $126,064 of the derivative liability has been reclassified to equity.

Tender offer – Investor Warrant exercise price reduction

On June 9, 2014, as amended on June 26, 2014, July 10, 2014, and July 29, 2014, the Company filed a tender offer statement with the Securities and Exchange Commission with respect to certain Investor Warrants to provide the holders thereof with the opportunity to amend and exercise their warrants, upon the terms and subject to the conditions set forth in the Company’s tender offer statement. Pursuant to the tender offer, the Company offered to amend Investor Warrants to purchase an aggregate of 9,195,478 shares of common stock (the “Offer to Amend and Exercise”). There was no minimum participation requirement with respect to the Offer to Amend and Exercise.

Pursuant to the Offer to Amend and Exercise, the Investor Warrants subject to the tender offer were amended (the “Amended Warrants”) to: (i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion (“Expiration Date”), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the “ Lock-Up Period ”); and (v) provide that a holder, acting alone or with others, will agree not to effect any purchases or sales of any securities of the Company in any “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Exchange Act, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.

Upon the expiry of the Offer to Amend and Exercise on August 8, 2014, 762,227 Amended Warrants were exercised for net proceeds of $470,676 after payment by the Company of a 5% warrant agent fee of $24,772. As a result, 8,433,251 Investor Warrants remained outstanding under their original terms subsequent to the tender offer.

In addition to the price reduction tender offer, during the year ended June 30, 2015, 1,223,847 Investor Warrants were exercised at $0.65 per share for 1,223,847 shares of common stock. The Company received proceeds of $795,501 from these exercises.

As a result of all of the Investor Warrants exercised for cash at $0.65 per warrant, including the tender offer relating to the price reduction to $0.65, a total of $391,422 of the derivative liability has been reclassified to equity. All Investor Warrants that have been exercised were revalued at their exercise date and then the reclassification to equity was recorded.

Investor Warrant exchange

On December 31, 2014, the Company issued 414,889 shares of common stock in exchange for 1,244,666 Investor Warrants. The Investor Warrants that have been exchanged were revalued at their exchange date and then a reclassification to equity was recorded. The reclassification to equity upon the exchange was $305,112. The Company recognized a loss of $92,843 at the time of the exchange.

Tender offer warrant exchange

On January 8, 2015, the Company filed a tender offer statement with the Securities and Exchange Commission, and on January 23, 2015, the Company filed an amendment thereto, with respect to certain Investor Warrants to purchase common stock of the Company. The tender offer provided the holders of the Investor Warrants with the opportunity to receive one share of common stock for every three Investor Warrants tendered. The tender offer was available to all 5,964,738 Investor Warrants outstanding on January 8, 2015. To participate in the tender offer the Investor Warrant holders were required to deliver completed exchange documents to the Company, prior to the expiration of the tender offer, which was 5:00 p.m. (Pacific Time) on February 9, 2015.

The tender offer expired on February 9, 2015. A total of 1,591,875 Investor Warrants were exchanged for 530,625 shares of common stock. The Investor Warrants that have been exchanged were revalued at their exchange date and then a reclassification to equity was recorded. The reclassification to equity upon the exchange was $423,723. The Company recognized a loss of $156,219 at the time of the exchange.

The remaining 4,372,863 Investor Warrants outstanding at June 30, 2015 have been re-valued at June 30, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility – 76.6%, risk free rate – 1.14% and a term of approximately 2.5 years.

All 4,372,863 Investor Warrants outstanding at June 30, 2015 have an exercise price of $0.80 at June 30, 2015. However, subsequent to June 30, 2015, the Company issued shares of common stock at $0.60 per share (note 13). As a result of the Investor Warrants being subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions, the 4,372,863 Investor Warrants outstanding at June 30, 2015 now have an exercise price of $0.786.

Placement Agent Warrants

Also in connection with the reverse acquisition (note 1), on March 6, 2013 the Company issued 5,250,000 Placement Agent Warrants that are exercisable at $0.80 per share until March 6, 2018 but can be exercised on a cashless basis. During the year ended June 30, 2014, 200,000 Placement Agent Warrants were exercised on a cashless basis for 123,810 shares of common stock. The Placement Agent Warrants were revalued on the exercise date resulting in $102,800 being reclassified to equity.

The exercise price of the Placement Agent Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. As a result of the Company issuing common shares at $0.60 per share subsequent to June 30, 2015, the exercise price of all remaining 5,050,000 Placement Agent Warrants has been reduced to $0.786 per share (note 13).

The 5,050,000 Placement Agent Warrants outstanding at June 30, 2015 have been re-valued at June 30, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility – 84.1%, risk free rate – 0.85% and a term of approximately 2.5 years.

Dividend warrants

In connection with the Reverse Acquisition (note 1), warrants that Berry issued pursuant a warrant dividend became warrants of the Company (the “Dividend Warrants”). The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018. The Dividend Warrants will only be exercisable at such times as the underlying shares of common stock are registered. The Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered. Subject to the conditions set forth therein, the Dividend Warrants may be redeemed by the Company upon not less than ninety (60) days nor more than ninety (90) days prior written notice.

On October 31, 2014, the Company and all of its Dividend Warrant holders entered into amendments to the Dividend Warrants such that the Company’s redemption rights and certain provisions of the Dividend Warrant agreements relating to potential cash settlement of the Dividend Warrants were removed. The Dividend Warrants were revalued to the date of the amendment on October 31, 2014 which resulted in a reclassification to equity of $975,278.

Warrants issued for services

During the year ended December 31, 2013, the Company issued 300,000 warrants for services. The warrants were issued on September 12, 2013 and are exercisable on a cashless basis at an exercise price of $1.76 for five years. The Company has recognized $124,020 in expense in the consolidated statement of operations.

The warrants have been measured at fair value at their issue date of June 30, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility – 76.7%, risk free rate - 1.31% and a term of approximately 3.25 years.

The Company’s derivative liability is summarized as follows:

	June 30, 2015 $	June 30, 2014 $

	(as restated)	(as restated)

Opening balance	5,111,007	18,100,327

Change in fair value of warrants	(627,433)	(11,529,498)
Change in fair value due to change in warrant terms	(23,658)	(111,179)
Reclassification to equity upon amendment of warrants	(975,278)	-
Warrants issued for services	-	124,020
Reclassification to equity upon exchange of warrants	(728,835)	-
Reclassification to equity upon exercise of warrants	(391,422)	(1,472,663)

Closing balance	2,364,381	5,111,007